Vessel Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Revenues [Abstract]
Time charter revenues	$ 24,768	$ 18,957	$ 19,085
Voyage charter revenues	934	0	0
Total vessel revenues	25,702	$ 18,957	$ 19,085
Accounts receivable	$ 40